Customers’ Refundable Fees	12 Months Ended
Dec. 31, 2023
Customers’ Refundable Fees [Abstract]
Customers’ refundable fees
14.	Customers’ refundable fees

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	36,074	30,997	30,747
Cash received from customers	43,527	42,298	9,586
Cash refunded to customers	(35,374)	(46,554)	(4,584)
Revenue (recognized) reversed	(13,230)	4,006	(4,195)
Balance at the end of the year	30,997	30,747	31,554

Customers’ refundable fees represent the commission income received in advance (see note 2(v)).